Business Combinations and Dispositions (Details Textual) $ in Thousands, € in Millions		1 Months Ended				3 Months Ended			9 Months Ended
	Mar. 10, 2017 USD ($)	Jun. 22, 2017 USD ($)	Jun. 22, 2017 EUR (€)	Mar. 27, 2017 USD ($) shares	Jun. 16, 2016 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 22, 2017 EUR (€)
Proceeds from Divestiture of Businesses									$ 23,675	$ 3,996
Gain (Loss) on Disposition of Business									1,785	0
Interest Expense, Debt									60,532	30,213
Vintage Corporate Filings Business [Member]
Disposal Group, Including Discontinued Operation, Consideration	$ 26,600
Proceeds from Divestiture of Businesses	23,700
Gain (Loss) on Disposition of Business	$ 1,800
Bulletin Intelligence [Member]
Business Combination, Acquisition Related Costs									1,000
Business Combination, Consideration Transferred				$ 71,800
Payments to Acquire Businesses, Gross				$ 60,500
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				70,000
Business Combination, Contingent Consideration, Liability				$ 6,100
Interest Expense, Debt				1,800
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned				$ 5,200
Equity Contribution							$ 7,000
Argus [Member]
Business Combination, Acquisition Related Costs									$ 900
Payments to Acquire Businesses, Gross		$ 6,800	€ 6.0
Business Combination, Contingent Consideration, Liability		$ 1,200									€ 1.1
Argus [Member] | Minimum [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									4 years
Argus [Member] | Maximum [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									8 years
PR Newswire [Member]
Business Combination, Acquisition Related Costs					$ 19,100
Business Combination, Consideration Transferred					842,800
Payments to Acquire Businesses, Gross					813,300
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable					40,000
Deferred Tax Assets, Operating Loss Carryforwards					16,700
Deferred Tax Liabilities, Intangible Assets					150,400
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Deferred Revenue							400
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Liabilities							2,600
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles							$ 2,200
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned					$ 29,500
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual								$ 76,000		$ 89,300
PR Newswire, Bulletin Intelligence and Argus [Member]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual						$ 86,400			$ 246,800